As filed with the Securities and Exchange Commission

                              on February 26, 2001

                       Securities Act File No. 333-51882



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / x /

     Pre-Effective Amendment No. /____/ Post-Effective Amendment No. 1 /X/

                                INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

           Two International Place, Boston, Massachusetts 02110-4103
              (Address of Principal Executive Offices) (Zip Code)

                                 John Millette
                        Scudder Kemper Investments, Inc.
                            Two International Place
                             Boston, MA 02110-4103
                    (Name and Address of Agent for Service)

                                 (617) 295-1000
                 (Registrant's Area Code and Telephone Number)

                                with copies to:

         Caroline Pearson, Esq.                   Joseph R. Fleming, Esq.
         Scudder Kemper Investments, Inc.         Dechert
         Two International Place                  Ten Post Office Square - South
         Boston, MA 02110-4103                    Boston, MA  02109-4603

                 Approximate Date of Proposed Public Offering:
             It is proposed that this filing will become effective
                immediately upon filing pursuant to Rule 485(b).

                     Title of Securities Being Registered:
                 Shares of Beneficial Interest ($.01 par value)
           of Scudder Capital Growth Fund, a series of the Registrant

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

         This Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 (the "Registration Statement") is being filed for the purpose of incorporating by reference into Part B of the Registration Statement Classic Growth Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2000. Information required in the Proxy Statement/Prospectus is incorporated by reference to Part A of the Registrant's Registration Statement on Form N-14 filed with the Commission on December 15, 2000.

                                     PART B

                                INVESTMENT TRUST


                      Statement of Additional Information
                                 March 6, 2001

Acquisition of the Assets of                    By and in Exchange for Shares of
Classic Growth Fund,                            Scudder Capital Growth Fund,
a series of                                     a series of the Trust
Investment Trust (the "Trust")                  Two International Place
Two International Place                         Boston, MA 02110-4103
Boston, MA 02110-4103

         This Statement of Additional Information is available to the shareholders of Classic Growth Fund in connection with a proposed transaction whereby Scudder Capital Growth Fund will acquire all or substantially all of the assets and all of the liabilities of Classic Growth Fund in exchange for shares of Scudder Capital Growth Fund (the "Reorganization").

         This Statement of Additional Information of the Trust contains material which may be of interest to investors but which is not included in the Proxy Statement/Prospectus of the Trust relating to the Reorganization. This Statement of Additional Information consists of this cover page and the following documents:

1. Scudder Capital Growth Fund's statement of additional information dated July 17, 2000, as revised October 1, 2000, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on September 29, 2000 (File No. 811-00043) and is incorporated by reference herein.

2. Scudder Capital Growth Fund's annual report to shareholders for the fiscal year ended September 30, 2000, which was previously filed with the Commission via EDGAR on November 28, 2000 (File No. 811-00043) and is incorporated by reference herein.

3. Classic Growth Fund's prospectus dated February 1, 2001, which was previously filed with the Commission via EDGAR on February 1, 2001 (File No. 811-00043) and is incorporated by reference herein.

4. Classic Growth Fund's statement of additional information dated February 1, 2001, which was previously filed with the Commission via EDGAR on February 1, 2001 (File No. 811-00043) and is incorporated by reference herein.

5. Classic Growth Fund's annual report to shareholders for the fiscal year ended October 31, 2000, which was previously filed with the Commission via EDGAR on January 10, 2001 (File No. 811-00043) and is incorporated by reference herein.

6. The financial statements and schedules of Scudder Capital Growth Fund and Classic Growth Fund required by Regulation S-X for the periods specified in
Article 3 thereof, which are filed herein.

         This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated March 6, 2001 relating to the Reorganization may be obtained by writing Classic Growth Fund at Two International Place, Boston, Massachusetts 02110-4103 or by calling Kemper Distributors, Inc. at 1-800-621-1048. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                           PART C. OTHER INFORMATION

Item 15. Indemnification.

                  As  permitted  by Sections  17(h) and 17(i) of the  Investment
         Company Act of 1940, as amended (the "1940 Act"), pursuant to Article IV of the Registrant's By-Laws (filed as Exhibit No. 2 to the Registration Statement), officers, directors, employees and representatives of the Funds may be indemnified against certain liabilities in connection with the Funds, and pursuant to Section 12 of the Underwriting Agreement dated May 6, 1998 (filed as Exhibit No. 6(c) to the Registration Statement), Scudder Investor Services, Inc. (formerly "Scudder Fund Distributors, Inc."), as principal underwriter of the Registrant, may be indemnified against certain liabilities that it may incur. Said Article IV of the By-Laws and Section 12 of the Underwriting Agreement are hereby incorporated by reference in their entirety.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.        Exhibits.

                (1)     (a)(1)      Amended and  Restated  Declaration  of Trust
                                    dated November 3, 1987. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A, as amended (the "Registration
                                    Statement").)

                        (a)(2) Certificate of Amendment of Declaration of Trust dated November 13, 1990. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                        (a)(3) Certificate of Amendment of Declaration of Trust dated February 12, 1991. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                        (a)(4) Certificate of Amendment of Declaration of Trust dated May 28, 1998. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                        (a)(5) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Growth and Income Fund and Scudder Quality Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                        (a)(6) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Classic Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement.)

                        (a)(7) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder Classic Growth Fund, and Scudder S&P 500 Index Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                        (a)(8) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Real Estate Investment Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                        (a)(9) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Dividend + Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                        (a)(10) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                        (a)(11) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Kemper A, B & C Shares, and Scudder S Shares, with respect to Classic Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement.)

                        (a)(12) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class R Shares, with respect to Scudder Growth and Income Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                        (a)(13) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class R Shares, with respect to Scudder Large Company Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                        (a)(14) Redesignation of Series, Scudder Classic Growth Fund to Classic Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement.)

                        (a)(15) Redesignation of Series, Scudder Quality Growth Fund to Scudder Large Company Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                        (a)(16) Redesignation of Series, Scudder Dividend + Growth Fund to Scudder Dividend & Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                        (a)(17) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder Dividend and Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 117 to the Registration Statement.)

                        (a)(18) Amended and Restated Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class R, Class S and Class AARP with respect to Scudder Growth and Income Fund. (Incorporated by reference to Post-Effective Amendment No. 117 to the Registration Statement.)

                        (a)(19) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder S&P 500 Index Fund. (Incorporated by reference to Post-Effective Amendment No. 117 to the Registration Statement.)

                        (a)(20) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder Small Company Stock Fund. (Incorporated by reference to Post-Effective Amendment No. 117 to the Registration Statement.)

                        (a)(21) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder Capital Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 117 to the Registration Statement.)

                        (a)(22) Amended and Restated Establishment and Designation of Classes of Shares of Beneficial Interest, $.01 Par Value, Class R, Class S and Class AARP, with respect to Scudder Large Company Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                        (a)(23) Amended and Restated Establishment and Designation of Series of Beneficial Interest, $.01 Par Value, Class S and Class AARP, with respect to Scudder Capital Growth Fund and Scudder Small Company Stock Fund. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                        (a)(24) Establishment and Designation of Classes of Shares of Beneficial Interest, $.01 Par Value, Class S and Class AARP, with respect to Scudder Capital Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                        (a)(25) Establishment and Designation of Classes of Shares of Beneficial Interest, $.01 Par Value, Class S and Class AARP, with respect to Scudder Small Company Stock Fund. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                (2)     (b)(1)      Amendment to By-Laws of the Registrant dated
                                    November   12,   1991.    (Incorporated   by
                                    reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                        (b)(2) Amendment to By-Laws of the Registrant, dated February 7, 2000. (Incorporated by reference to Post-Effective Amendment No. 120 to the Registration Statement.)

                (3)                 Inapplicable.

                (4) Form of Agreement and Plan of Reorganization is filed herein as Exhibit A to Part A.

                (5)                 Inapplicable.

                (6)     (d)(1)      Investment  Management Agreement between the
                                    Registrant  (on behalf of Scudder Growth and
                                    Income Fund) and Scudder Kemper Investments,
                                    Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No.
                                    100 to the Registration Statement.)

                        (d)(2) Investment Management Agreement between the Registrant (on behalf of Scudder Large Company Growth Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                        (d)(3) Investment Management Agreement between the Registrant (on behalf of Classic Growth
                                    Fund) and Scudder Kemper  Investments,  Inc.
                                    dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                        (d)(4) Investment Management Agreement between the Registrant (on behalf of Scudder Real Estate Investment Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                        (d)(5) Investment Management Agreement between the Registrant (on behalf of Scudder S&P 500 Index Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                        (d)(6) Investment Management Agreement between the Registrant (on behalf of Scudder Dividend & Growth Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                        (d)(7) Investment Management Agreement between the Registrant (on behalf of Scudder Tax Managed Growth Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                        (d)(8) Investment Management Agreement between the Registrant (on behalf of Scudder Tax Managed Small Company Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                        (d)(9) Investment Advisory Agreement between the Registrant (on behalf of Scudder S&P 500 Index Fund) and Bankers Trust Company dated September 9, 1999. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                        (d)(10) Investment Management Agreement between the Registrant (on behalf of Scudder Capital Growth Fund) and Scudder Kemper Investments, Inc. dated July 17, 2000. (Incorporated by reference to Post-Effective Amendment No. 120 to the Registration Statement.)

                        (d)(11) Investment Management Agreement between the Registrant (on behalf of Scudder Small Company Stock Fund) and Scudder Kemper Investments, Inc. dated July 17, 2000. (Incorporated by reference to Post-Effective Amendment No. 120 to the Registration Statement.)

                        (d)(12) Investment Management Agreement between the Registrant (on behalf of Scudder Growth and Income Fund) and Scudder Kemper Investments, Inc. dated August 14, 2000, is incorporated by reference to Post-Effective Amendment No. 121 to the Registration Statement.

                (7)     (e)(1)      Underwriting   Agreement  and   Distribution
                                    Services Agreement between the Registrant on
                                    behalf of  Classic  Growth  Fund and  Kemper
                                    Distributors,  Inc. dated September 7, 1998.
                                    (Incorporated by reference to Post-Effective
                                    Amendment   No.  100  to  the   Registration
                                    Statement.)

                        (e)(2) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                        (e)(3) Amendment No. 1 dated August 31, 1999 to the Underwriting and Distribution Services Agreement between the Registrant, on behalf of Classic Growth Fund, and Kemper Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                        (e)(4) Amendment dated November 2, 1999 to the Underwriting and Distribution Services Agreement between the Registrant, on behalf of Classic Growth Fund, and Kemper Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                        (e)(5) Underwriting Agreement between the Registrant and Scudder Investor Services dated May 8, 2000. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                (8)                 Inapplicable.

                (9)     (g)(1)      Custodian  Agreement  between the Registrant
                                    (on  behalf of  Scudder  Growth  and  Income
                                    Fund)  and  State   Street  Bank  and  Trust
                                    Company ("State Street Bank") dated December
                                    31,  1984.  (Incorporated  by  reference  to
                                    Post-Effective   Amendment  No.  78  to  the
                                    Registration Statement.)

                        (g)(2) Amendment dated April 1, 1985 to the Custodian Agreement between the Registrant and State Street Bank. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                        (g)(3) Amendment dated August 8, 1987 to the Custodian Agreement between the Registrant and State Street Bank. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                        (g)(4) Amendment dated August 9, 1988 to the Custodian Agreement between the Registrant and State Street Bank. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                        (g)(5) Amendment dated July 29, 1991 to the Custodian Agreement between the Registrant and State Street Bank. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                        (g)(6) Amendment dated February 8, 1999 to the Custodian Agreement between the Registrant and State Street Bank. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                        (g)(7) Custodian fee schedule for Scudder S&P 500 Index Fund. (Incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement.)

                        (g)(8) Subcustodian Agreement with fee schedule between State Street Bank and The Bank of New York, London office, dated December 31, 1978. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                        (g)(9) Subcustodian Agreement between State Street Bank and The Chase Manhattan Bank, N.A. dated September 1, 1986. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                        (g)(10) Custodian fee schedule for Scudder Quality Growth Fund and Scudder Growth and Income Fund. (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

                        (g)(11) Custodian fee schedule for Scudder Classic Growth Fund dated August 1, 1994. (Incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement.)

                (10)    (m)(1)      12b-1 Plan between the Registrant, on behalf
                                    of Scudder Growth and Income Fund (Class R shares) and Scudder Large Company Growth
                                    Fund (Class R shares),  and Scudder Investor
                                    Services, Inc. (Incorporated by reference to Post-Effective Amendment No. 105 to the
                                    Registration Statement.)

                        (m)(2) Mutual Funds Multi-Distribution System Plan, Rule 18f-3 Plan. (Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement.)

                        (m)(3) Plan with respect to Scudder Growth and Income Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                        (m)(4) Plan with respect to Scudder Large Company Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                        (m)(5) Plan with respect to Scudder Dividend and Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                        (m)(6) Plan with respect to Scudder Capital Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                        (m)(7) Plan with respect to Scudder Growth and Income Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                        (m)(8) Plan with respect to Scudder S&P 500 Index Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                        (m)(9) Plan with respect to Scudder Small Company Stock Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                        (m)(10) Amended and Restated Plan with respect to Scudder Dividend and Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                        (m)(11) Amended and Restated Plan with respect to Scudder Capital Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                        (m)(12) Amended and Restated Plan with respect to Scudder Growth and Income Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                        (m)(13) Amended and Restated Plan with respect to Scudder S&P 500 Index Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                        (m)(14) Amended and Restated Plan with respect to Scudder Small Company Stock Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

                        (m)(15) Amended and Restated Plan with respect to Scudder Large Company Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 121 to the Registration Statement.)

                        (m)(16)     Scudder    Funds    Amended   and   Restated
                                    Multi-Distribution        System       Plan.
                                    (Incorporated    by    reference    to   the
                                    Registrant's  Registration Statement on Form
                                    N-14 filed on December 15, 2000.)

                (11)                Opinion     and    Consent    of    Dechert.
                                    (Incorporated    by    reference    to   the
                                    Registrant's  Registration Statement on Form
                                    N-14 filed on December 15, 2000.)

                (12)                Opinion  and  Consent  of  Willkie   Farr  &
                                    Gallagher is to be filed by post-effective amendment.

                (13)    (h)(1)      Transfer  Agency and Service  Agreement with
                                    fee  schedule  between  the  Registrant  and
                                    Scudder Service Corporation dated October 2,
                                    1989.    (Incorporated   by   reference   to
                                    Post-Effective   Amendment  No.  78  to  the
                                    Registration Statement.)

                        (h)(1)(a) Revised fee schedule dated October 6, 1995. (Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement.)

                        (h)(1)(b) Form of revised fee schedule dated October 1, 1996. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                        (h)(2) Transfer Agency Fee Schedule between the Registrant, on behalf of Scudder Classic
                                    Growth Fund, and Kemper Service Company dated January 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                        (h)(3) Agency Agreement between the Registrant on behalf of Classic Growth Fund and Kemper Service Company dated April 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                        (h)(4) Agency Agreement between the Registrant on behalf of Scudder Growth and Income Fund Class R shares and Scudder Large Company Growth Fund Class R shares, and Kemper Service Company dated May 3, 1999. (Incorporated by reference to Post-Effective Amendment No. 106 to the Registration Statement.)

                        (h)(5) COMPASS Service Agreement and fee schedule between the Registrant and Scudder Trust Company dated January 1, 1990. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                        (h)(6) COMPASS and TRAK 2000 Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1995. (Incorporated by reference to Post-Effective Amendment No. 74 to the Registration Statement.)

                        (h)(6)(a) Fee Schedule for Services Provided Under Compass and TRAK 2000 Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1996. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                        (h)(7) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Quality Growth Fund and Scudder Fund Accounting Corporation dated November 1, 1994. (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

                        (h)(8) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Growth and Income Fund and Scudder Fund Accounting Corporation dated October 17, 1994. (Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement.)

                        (h)(9) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Classic Growth Fund, and Scudder Fund Accounting Corporation dated September 9, 1996. (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement.)

                        (h)(10) Amendment No. 1 dated August 31, 1999 to the Fund Accounting Services Agreement between the Registrant, on behalf of Classic Growth Fund, and Scudder Fund Accounting Corporation. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                        (h)(11) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Tax Managed Small Company and Scudder Fund Accounting Corporation dated July 30, 1998. (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement.)

                        (h)(12) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Tax Managed Growth Fund and Scudder Fund Accounting Corporation dated July 30, 1998. (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement.)

                        (h)(13) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Dividend & Growth Fund and Scudder Fund Accounting Corporation dated June 1, 1998. (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement.)

                        (h)(14) Scudder Accounting Fee Schedule between the Registrant, on behalf of Scudder Large Company Growth Fund - Class R Shares, and Scudder Fund Accounting Corporation dated September 14, 1999. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                        (h)(15) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Real Estate Investment Fund and Scudder Fund Accounting Corporation dated March 2, 1998. (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement.)

                        (h)(16) Investment Accounting Agreement between the Registrant, on behalf of Scudder S&P 500 Index Fund and Scudder Fund Accounting Corporation dated August 28, 1997. (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement.)

                        (h)(17) Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc. dated June 1, 1990. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                        (h)(18) Service Agreement between Copeland Associates, Inc. and Scudder Service Corporation (on behalf of Scudder Quality Growth Fund and Scudder Growth and Income
                                    Fund) dated June 8, 1995. (Incorporated by reference to Post-Effective Amendment No. 74 to the Registration Statement.)

                        (h)(19) Administrative Services Agreement between the Registrant on behalf of Classic Growth Fund, and Kemper Distributors, Inc., dated April 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                        (h)(19)(a) Amendment No. 1 to the Administrative Services Agreement between the Registrant on behalf of Classic Growth Fund, and Kemper Distributors, Inc., dated August 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                        (h)(20) Administrative Services Agreement between the Registrant on behalf of Scudder Growth and Income Fund, and Scudder Investor Services, Inc., dated May 3, 1999. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                        (h)(21) Administrative Services Agreement between the Registrant on behalf of Scudder Large Company Growth Fund, and Scudder Investor Services, Inc., dated May 3, 1999. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

                        (h)(22) Administrative Services Agreement between the Registrant (on behalf of Scudder Capital Growth Fund, Scudder Dividend and Growth Fund, Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder S&P 500 Index Fund, Scudder Small Company Stock Fund and Scudder Kemper Investments, Inc.), dated July 17, 2000, is incorporated by reference to Post-Effective Amendment No. 121 to the Registration Statement.

                        (h)(23) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Capital Growth Fund and Scudder Fund Accounting
                                    Corporation,   dated  July  17,   2000,   is
                                    incorporated by reference to  Post-Effective
                                    Amendment   No.  121  to  the   Registration
                                    Statement.

                        (h)(24) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Small Company Stock Fund and Scudder Fund Accounting Corporation, dated July 17, 2000, is incorporated by reference to Post-Effective Amendment No. 121 to the Registration Statement.

                (14) Consent of Independent Accountants related to Scudder Capital Growth Fund. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 15, 2000.)

                                    Consent of Independent Accountants related to Classic Growth Fund is filed herewith.

                (15)                Inapplicable.

                (16) Powers of Attorney. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 15, 2000.)

                (17) Form of Proxy. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 15, 2000.)

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Investment Trust has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 26th day of February, 2001.

                                                INVESTMENT TRUST



                                                By:     /s/ Linda C. Coughlin
                                                Title:  President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE              TITLE                    DATE

/s/ Linda C. Coughlin            President & Trustee       February 26, 2001
Linda C. Coughlin

/s/ Henry P. Becton, Jr.*             Trustee             February 26, 2001
Henry P. Becton, Jr.

/s/ Dawn-Marie Driscoll*              Trustee             February 26, 2001
Dawn-Marie Driscoll

/s/ Edgar R. Fiedler*                 Trustee             February 26, 2001
Edgar R. Fiedler

/s/ Keith R. Fox*                     Trustee             February 26, 2001
Keith R. Fox

/s/ Joan Edelman Spero*               Trustee             February 26, 2001
Joan Edelman Spero

/s/ Jean Gleason Stromberg*           Trustee             February 26, 2001
Jean Gleason Stromberg

/s/ Jean C. Tempel*                   Trustee             February 26, 2001
Jean C. Tempel

/s/ Steven Zaleznick*                 Trustee             February 26, 2001
Steven Zaleznick

/s/ John R. Hebble                Treasurer (Principal    February 26, 2001
                                  Financial and
John R. Hebble                    Accounting Officer)

*By:  /s/ Joseph R. Fleming                               February 26, 2001
      Joseph R. Fleming, Attorney-in-fact

*Executed pursuant to powers of attorney previously filed as an exhibit to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on December 15, 2000.

                                                              File No. 333-51882

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    EXHIBITS

                                       TO

                                   FORM N-14

                             REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933

                                INVESTMENT TRUST

                                INVESTMENT TRUST

                                 EXHIBIT INDEX


Exhibit 14                 Consent of Independent Accountants